Revenue - Schedule of Revenue Based on Operations (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	$ 27,127,626	$ 12,560,736	$ 66,391,162	$ 27,117,338
Net Sales	24,730,267	10,844,126	60,142,573	25,170,560
Subscription package revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	22,073,511	7,832,192	53,513,189	17,492,868
Rental revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	5,050,989	4,724,179	12,866,457	9,616,730
Reservation revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	3,126	4,365	11,516	7,740
Sales discount [Member]
Schedule of Revenue Based on Operations [Line Items]
Net Sales	(2,392,350)	(1,712,017)	(6,235,039)	(1,932,791)
Sales refunds [Member]
Schedule of Revenue Based on Operations [Line Items]
Net Sales	$ (5,009)	$ (4,593)	$ (13,550)	$ (13,987)